RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus for VanEck Vectors Morningstar International Moat ETF (prior to May 1, 2016, Market Vectors Morningstar International Moat ETF) that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 13, 2016 (Accession No. 0000930413-16-006412), which is incorporated herein by reference.